Redeemable Convertible Preference Shares (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preference Shares [Abstract]
Schedule of Redeemable Convertible Preference Shares
	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
- Non-current	6,483,536	6,213,040	1,390,097
- Current	–	3,377,330	755,640
	6,483,536	9,590,370	2,145,737

Schedule of Preference Shares Activities

The Group’s preference shares activities for the year ended December 31, 2022, 2023 and 2024 are summarized below:

	Agroz Inc. RCPS		Agroz Group RCPS
	(note (b))		(note (a))
	No. of shares	Amount	No. of shares	Amount	Total Amount
As of January 1, 2022	–	–	500,000	500,000	500,000
Issuance	–	–	2,000,000	2,000,000	2,000,000
As of December 31, 2022 and January 1, 2023	–	–	2,500,000	2,500,000	2,500,000
Issuance	604,870	6,942,953	500,000	500,000	7,442,953
Redemption	–	–	(3,000,000)	(3,000,000)	(3,000,000)
Equity component	–	(459,417)	–	–	(459,417)
As of December 31, 2023 and January 1, 2024	604,870	6,483,536	–	–	6,483,536
Issuance	714,979	7,989,890	–	–	7,989,890
Conversion	(419,929)	(4,389,989)	–	–	(4,389,989)
Equity component	–	(321,679)	–	–	(321,679)
Foreign exchange loss	–	(171,388)	–	–	(171,388)
As of December 31, 2024	899,920	9,590,370	–	–	9,590,370
As of December 31, 2024 (USD )	899,920	2,145,737	–	–	2,145,737

Schedule of Fair Value of a Similar Liability on Initial Recognition

The key valuation assumptions used to determine the fair value of a similar liability on initial recognition are as follows:

	December 22, 2023	January 10, 2024	March 20, 2024	June 6, 2024	September 18, 2024	October 23, 2024
	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)	(date of issuance)
Credit spread	7.60%	7.84%	7.86%	7.22%	6.58%	5.63%
Risk free rate	4.32%	4.38%	4.64%	4.74%	3.62%	4.07%
Country risk premium	1.31%	1.31%	1.31%	1.31%	1.19%	1.19%
Liquidity premium	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Credit rating	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC	B to below CCC